Private Placement	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Private Placement
Private Placement

Note 4 — Private Placement

On June 2, 2021, simultaneously with the closing of the Initial Public Offering and the sale of the Units, the Company consummated the Private Placement of an aggregate 4,571,000 Private Placement Warrants, of which 3,871,000 Private Placement Warrants were purchased by the Original Sponsor and 700,000 Private Placement Warrants were purchased by Maxim at a price of $1.00 per Private Placement Warrant, generating total proceeds of $4,571,000.

On June 17, 2021, the underwriter partially exercised the over-allotment option and purchased an additional 326,000 Over-Allotment Units. Simultaneously with the closing of the exercise of the overallotment option, the Company consummated the Private Placement of an aggregate of 97,800 Private Placement Warrants, of which 74,980 Private Placement Warrants were purchased by the Original Sponsor and 22,820 Private Placement Warrants were purchased by Maxim at a purchase price of $1.00 per Private Placement Warrant, generating gross proceeds of $97,800.

On June 2, 2022, the Company closed an offering to private investors which included issuance of 1,548,900 Private Warrants at a price of $1.00 per warrant.

The Private Placement Warrants (and the underlying securities) are identical to the public warrants sold as part of the Units in the Initial Public Offering, except as otherwise disclosed in the Registration Statement. No underwriting discounts or commissions were paid with respect to such sale. The issuance of the Private Placement Warrants was made pursuant to the exemption from registration contained in Section 4(a)(2) of the Securities Act of 1933, as amended.

Note 4 — Private Placement

On June 2, 2021, simultaneously with the closing of the Initial Public Offering and the sale of the Units, the Company consummated the Private Placement of an aggregate 4,571,000 Private Placement Warrants, of which 3,871,000 Private Placement Warrants were purchased by the Original Sponsor and 700,000 Private Placement Warrants were purchased by Maxim at a price of $1.00 per Private Placement Warrant, generating total proceeds of $4,571,000.

On June 17, 2021, the underwriter partially exercised the over-allotment option and purchased an additional 326,000 Over-Allotment Units. Simultaneously with the closing of the exercise of the overallotment option, the Company consummated the Private Placement of an aggregate of 97,800 Private Placement Warrants, of which 74,980 Private Placement Warrants were purchased by the Original Sponsor and 22,820 Private Placement Warrants were purchased by Maxim at a purchase price of $1.00 per Private Placement Warrant, generating gross proceeds of $97,800.

On June 2, 2022, the Company closed an offering to private investors which included issuance of 1,548,900 Private Warrants at a price of $1.00 per warrant.

The Private Placement Warrants (and the underlying securities) are identical to the public warrants sold as part of the Units in the Initial Public Offering, except as otherwise disclosed in the Registration Statement. No underwriting discounts or commissions were paid with respect to such sale. The issuance of the Private Placement Warrants was made pursuant to the exemption from registration contained in Section 4(a)(2) of the Securities Act of 1933, as amended.